Income Taxes (Tables) - EOS ENERGY STORAGE, LLC [Member]	12 Months Ended
Dec. 31, 2019
Schedule of Income tax expense (benefit)
	2019	2018
Current expense (benefit):
U.S. federal	$—	$—
U.S. state and local	—	—
Total current income tax (benefit) provision	—	—
Deferred expense (benefit):
U.S. federal	$—	$—
U.S. state and local	—	—
Total deferred income tax (benefit) provision	—	—
Total income tax (benefit) provision	$—	$—

Schedule of reconciliation of our income tax rate computed using the federal statutory rate to our actual income tax rate
	2019	2018
Income (loss) before income taxes	$(79,483)	$(28,498)
Statutory U.S. federal income tax (21%)	(16,691)	(5,985)
State and local income tax	1,548	768
Disallowed interest expense	11,903	—
Federal R&D credit	(1,002)	(1,065)
Valuation allowance	4,215	6,276
Other	27	6
Total income tax expense	—	—
Effective tax rate	0%	0%

Schedule of net deferred tax assets
	2019	2018
Deferred tax assets:
NOL carryforwards	$30,540	$26,858
Tax credit carryforwards	4,346	4,390
Employee compensation	187	211
Accruals and reserves	543	136
Organizational costs	194	24
Deferred tax assets, gross	$35,810	31,619
Valuation allowance	$(34,773)	(30,558)
Total deferred tax assets, net	$1,037	$1,061
Deferred tax liabilities:
Fixed assets	(1,010)	(1,061)
Investment in partnership	(27)	—
Deferred tax liabilities	(1,037)	(1,061)
Total deferred tax asset (liability)	$—	$—